Long-Term Debt (Schedule of Long-term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Mar. 28, 2016	May 21, 2015	Aug. 16, 2012	Nov. 10, 2010
For the year ending December 31,
Unamortized discount	$ (1,556)	$ (1,888)
Unamortized origination fees	(44,122)	(51,786)
Current maturities of long-term debt	23,981	30,336
Long-term debt, gross, excluding current maturities	3,097,577	3,252,793
Long-term debt, net of current maturities and debt issuance costs	3,051,899	3,199,119
Boyd
For the year ending December 31,
Outstanding principal	3,121,558	3,283,129
Current maturities of long-term debt	23,895	30,250
Long-term debt, net of current maturities and debt issuance costs	$ 3,051,481	$ 3,198,613
Boyd | Bank Credit Facility | Bank Credit Facility
For the year ending December 31,
Blended interest rate at period end	3.882%	3.44%
Unamortized discount	$ (1,556)	$ (1,888)
Unamortized origination fees	(23,795)	(28,503)
Long-term debt, net	1,595,703	1,752,147
Boyd | Senior Notes | Senior Notes Due 2026 [Member]
For the year ending December 31,
Unamortized discount	0	0
Unamortized origination fees	(10,872)	$ (12,074)
Long-term debt, net	$ 739,128
Debt instrument, stated interest rate	6.375%	6.375%	6.375%	6.375%
Boyd | Senior Notes | Senior Notes Due 2023 [Member]
For the year ending December 31,
Unamortized discount	$ 0	$ 0
Unamortized origination fees	(9,455)	(11,209)
Long-term debt, net	$ 740,545	$ 738,791
Debt instrument, stated interest rate	6.875%	6.875%		6.875%		6.875%
Boyd | Other
For the year ending December 31,
Blended interest rate at period end	5.80%	5.80%
Unamortized discount	$ 0	$ 0
Unamortized origination fees	0	0
Long-term debt, net	504	591
Peninsula | Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Debt instrument, stated interest rate					8.375%
Eliminations [Member]
For the year ending December 31,
Outstanding principal	3,121,558	3,283,129
Unamortized discount	(1,556)	(1,888)
Unamortized origination fees	(44,122)	(51,786)
Long-term debt, net	3,075,880	3,229,455
Current maturities of long-term debt	0	0
Long-term debt, net of current maturities and debt issuance costs	0	0
Fair Value, Inputs, Level 3 [Member] | Boyd | Other
For the year ending December 31,
Outstanding principal	504	591
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Boyd | Senior Notes | Senior Notes Due 2026 [Member]
For the year ending December 31,
Outstanding principal	750,000	750,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Boyd | Senior Notes | Senior Notes Due 2023 [Member]
For the year ending December 31,
Outstanding principal	750,000	750,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Boyd | Bank Credit Facility | Bank Credit Facility
For the year ending December 31,
Outstanding principal	$ 1,621,054	$ 1,782,538